Commitments and contingencies - Purchase Commitments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Non-cancelable purchase commitments with third-party manufacturer and suppliers for future deliveries of equipment and components
Disclosure of contingent liabilities [line items]
Purchase commitments	$ 6.5